Other equity reserves (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of reserves within equity

	Translation £m	Cash flow hedge £m	Cost of hedging £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2019	750	61	17	34	48	13	19	(5,165)	(4,223)
Exchange adjustments¹	560	—	—	—	—	—	—	—	560
Net losses taken to equity	—	(142)	(33)	(13)	(15)	(3)	—	—	(206)
Share of net losses of associates taken to equity	—	(5)	—	—	—	—	—	—	(5)
Transferred to profit or loss	—	14	(45)	—	—	—	—	—	(31)
Net losses in respect of cash flow hedging of capital expenditure	—	(17)	—	—	—	—	—	—	(17)
Tax	—	29	11	4	(2)	—	—	—	42
Cash flow hedges transferred to the statement of financial position, net of tax	—	(15)	—	—	—	—	—	—	(15)
At 1 April 2020	1,310	(75)	(50)	25	31	10	19	(5,165)	(3,895)
Exchange adjustments¹	(1,345)	—	—	—	—	—	—	—	(1,345)
Net gains/(losses) taken to equity	—	14	11	36	80	(11)	—	—	130
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	56	3	—	—	—	—	—	59
Net losses in respect of cash flow hedging of capital expenditure	—	(14)	—	—	—	—	—	—	(14)
Tax	—	(13)	8	(10)	—	2	—	—	(13)
Cash flow hedges transferred to the statement of financial position, net of tax	—	(17)	—	—	—	—	—	—	(17)
At 1 April 2021	(35)	(48)	(28)	51	111	1	19	(5,165)	(5,094)
Exchange adjustments¹	629	—	—	—	—	—	—	—	629
Net losses taken to equity²	—	(96)	(2)	(70)	(11)	(1)	—	—	(180)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	40	(1)	—	—	—	—	—	39
Net losses in respect of cash flow hedging of capital expenditure	—	(1)	—	—	—	—	—	—	(1)
Tax	—	11	2	19	3	—	—	—	35
Cash flow hedges transferred to the statement of financial position, net of tax	—	8	—	—	—	—	—	—	8
At 31 March 2022	594	(85)	(29)	—	103	—	19	(5,165)	(4,563)
1.    The exchange adjustments recorded in the translation reserve comprise a gain of £754 million (2021: loss of £1,507 million; 2020: gain of £545 million) relating to the translation of foreign operations offset by a loss of £125 million (2021: gain of £183 million; 2020: gain of £5 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.
2. In the year ended 31 March 2022, the Group disposed of its equity instruments related to shares held as part of a portfolio of financial instruments which back some long‑term employee liabilities. The equity instruments were previously measured at FVOCI and prior to the disposal the Group recognised a gain of £12 million in the year. The accumulated gain and losses of £82 million recognised in other comprehensive income were transferred to retained earnings on disposal (see note 15).